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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BB Biotech AG
Address:   Vordergasse 3
           Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger
Title:   SIGNING AUTHORITY
Phone:   41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland,
                                       November 1, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           17
Form 13F Information Table Value Total:   $1,683,682
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

                                                              COLUMN 5                                 COLUMN 8
                             COLUMN 2           COLUMN 4 ------------------  COLUMN 6  COLUMN 7    VOTING AUTHORITY
          COLUMN 1             TITLE   COLUMN 3   VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc                  COM   00826T108   50,740 2,000,000 SH       DEFINED        1    2,000,000  NONE  NONE
Amgen Inc                       COM   031162100   14,143   250,000 SH       DEFINED        1      250,000  NONE  NONE
Arena Pharmaceuticals Inc       COM   040047102   10,950 1,000,000 SH       DEFINED        3    1,000,000  NONE  NONE
Biogen Idec Inc                 COM   09062X103  189,678 2,859,613 SH       DEFINED        1    2,859,613  NONE  NONE
Celgene Corp                    COM   151020104  464,759 6,517,439 SH       DEFINED        2    6,517,439  NONE  NONE
Elan Corp                       ADR   284131208  105,943 5,035,300 SH       DEFINED        2    5,035,300  NONE  NONE
Genentech Inc                 COM NEW 368710406  234,060 3,000,000 SH       DEFINED        1    3,000,000  NONE  NONE
Genentech Inc                 COM NEW 368710406   78,020 1,000,000 SH  CALL DEFINED        1
Genzyme Corp                    COM   372917104   15,368   248,026 SH       DEFINED        1      248,026  NONE  NONE
Gilead Sciences Inc             COM   375558103  245,311 6,002,218 SH       DEFINED        1    6,002,218  NONE  NONE
Incyte Corp                     COM   45337C102    6,772   947,166 SH       DEFINED        3      947,166  NONE  NONE
Keryx Biopharmaceuticals Inc    COM   492515101    9,337   939,311 SH       DEFINED        3      939,311  NONE  NONE
Medicines Co                    COM   584688105   30,587 1,717,400 SH       DEFINED        3    1,717,400  NONE  NONE
Optimer Pharmaceuticals Inc     COM   68401H104    3,324   400,000 SH       DEFINED        3      400,000  NONE  NONE
Rigel Pharmaceuticals Inc     COM NEW 766559603    9,430 1,000,000 SH       DEFINED        3    1,000,000  NONE  NONE
Vertex Pharmaceuticals Inc      COM   92532F100  176,110 4,585,000 SH       DEFINED        3    4,585,000  NONE  NONE
Zymogenetics Inc                COM   98985T109   39,150 3,000,000 SH       DEFINED        3    3,000,000  NONE  NONE


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